Long-Term Debt - Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 1,377	$ 1,770
2022	1,906	1,906
2023	2,865	2,865
2024	4,208	4,208
2025	4,106	4,106
Thereafter	5,886	5,886
Total maturities of long-term debt	20,348	20,741
Less: Current portion of long-term debt	(1,846)	(1,770)	$ 0
Total long-term debt, net of current portion	$ 18,502	$ 18,971	$ 5,000